As filed with the Securities and Exchange
    Commission on July 31, 1997



                                                   Registration Nos. 333-
                                                                     811-


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            PORTFOLIO PARTNERS, INC.
                            ------------------------
               (Exact name of registrant as specified in charter)

      151  Farmington  Avenue
      Hartford, CT                                              06156-8962
      (Address  of Principal Executive Offices)                 (Zip Code)
      ____________________________________________________________________


                             Amy R. Doberman, Esq.
                    Aetna Life Insurance and Annuity Company
              151 Farmington Avenue, RE4A, Hartford, CT 06156-8962
                    (Name and Address of Agent For Service)


Approximate date of proposed public offering: August 21, 1997


Registrant is registering an indefinite number of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2.

===============================================================================

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            PORTFOLIO PARTNERS, INC.

                              CROSS REFERENCE SHEET

         PART A

N-1A
----
Item No.                                             Location
--------                                             --------
1.       Cover Page                                  Cover Page

2.       Synopsis                                    Not Applicable

3.       Financial  Highlights                       Not Applicable

4.       General Description of Registrant.......    Cover Page; The Fund; Description of the Portfolios;
                                                     Investment Policies and Practices; Risk Factors and Other
                                                     Considerations; Investment Restrictions; General Information

5.       Management of the Fund..................    Management of the Portfolios

6.       Capital Stock and Other Securities......    Purchase and Redemption of Shares; Net Asset Value; Tax
                                                     Matters; General Information

7.       Purchase of Securities Being Offered....    The Fund; Purchase and Redemption of Shares; Net Asset Value

8.       Redemption or Repurchase................    Purchase and Redemption of Shares; Net Asset Value

9.       Pending Legal Proceedings...............    Not Applicable

         PART B

10.      Cover Page..............................    Cover Page

11.      Table of Contents.......................    Table of Contents

12.      General Information and History.........    General Information and History

13.      Investment Objectives and Policies......    Additional Investment Restrictions and Policies of the
                                                     Portfolios; Description of Various Securities and Investment
                                                     Policies and Practices

14.      Management of the Fund..................    Directors and Officers of the Fund

15.      Control Persons and Principal Holders
            of Securities........................    Control Persons and Principal Shareholders


                                      -2-


16.       Investment Advisory and Other
            Services..........................       The Investment Advisory Agreement; The Subadvisory
                                                     Agreements; The Administrative Services Agreement;
                                                     Custodian; Independent Auditors

17.      Brokerage Allocation and Other
           Practices.............................    Brokerage Allocation and Trading Practices

18.      Capital Stock and Other Securities......    Description of Shares

19.      Purchase, Redemption and Pricing of
           Securities Being Offered..............    Net Asset Value

20.      Tax Status..............................    Tax Status

21.      Underwriters............................    Principal Underwriter

22.      Calculation of Performance Data.........    Performance Information

23.      Financial Statements....................    Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                            PORTFOLIO PARTNERS, INC.
                             151 FARMINGTON AVENUE
                            HARTFORD, CT 06156-8962


                        MFS EMERGING EQUITIES PORTFOLIO
                         MFS RESEARCH GROWTH PORTFOLIO
                           MFS VALUE EQUITY PORTFOLIO
                     SCUDDER INTERNATIONAL GROWTH PORTFOLIO
                     T. ROWE PRICE GROWTH EQUITY PORTFOLIO

                       PROSPECTUS DATED: August 21, 1997

Portfolio Partners, Inc. (the "Fund") is an open-end management investment company authorized to issue multiple series of shares, each representing a diversified portfolio of investments (individually, a "Portfolio," and collectively, the "Portfolios"). Aetna Life Insurance and Annuity Company serves as the Investment Adviser of each Portfolio, and each has a Subadviser. The Fund's five Portfolios (and their Subadvisers) are:

   MFS Emerging Equities Portfolio (Massachusetts Financial Services Company)
    MFS Research Growth Portfolio (Massachusetts Financial Services Company)
      MFS Value Equity Portfolio (Massachusetts Financial Services Company) Scudder International Growth Portfolio (Scudder, Stevens & Clark, Inc.)
     T. Rowe Price Growth Equity Portfolio (T. Rowe Price Associates, Inc.)

The Fund's shares are offered only to insurance companies to fund benefits under their variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies").

This Prospectus sets forth concisely the information that a prospective contract holder or policy holder should know before directing an investment to a Portfolio and should be read and kept for future reference. A Statement of Additional Information ("Statement"), dated August 21, 1997, contains more information about the Portfolios. For a free copy of the Statement, call 1-800-238-6263 or write to Portfolio Partners, Inc., at the address listed above. The Statement has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of the Fund in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND RETAIN FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

                                                                            PAGE

THE FUND.......................................................................
DESCRIPTION OF THE PORTFOLIOS..................................................
INVESTMENT POLICIES AND PRACTICES..............................................
RISK FACTORS AND OTHER CONSIDERATIONS..........................................
INVESTMENT RESTRICTIONS........................................................
MANAGEMENT OF THE PORTFOLIOS...................................................
PURCHASE AND REDEMPTION OF SHARES..............................................
NET ASSET VALUE................................................................
PERFORMANCE....................................................................
TAX MATTERS....................................................................
GENERAL INFORMATION............................................................

                                    THE FUND

The Fund is an open-end, management investment company, consisting of multiple Portfolios. It currently has authorized five Portfolios: MFS Emerging Equities Portfolio, MFS Research Growth Portfolio, MFS Value Equity Portfolio, Scudder International Growth Portfolio and T. Rowe Price Growth Equity Portfolio. The Fund may authorize additional Portfolios in the future. Aetna Life Insurance and Annuity Company ("Aetna") serves as the Investment Adviser for each Portfolio, and Aetna has appointed various Subadvisers that are responsible for the day-to-day management of the Portfolios. The Fund is intended to serve as one of the funding vehicles for VA Contracts and VLI Policies to be offered through the separate accounts of insurance companies. The insurance companies, not the owners of the VA Contracts or VLI Policies or participants therein ("Participants"), are shareholders of the Fund. See "General Information."


                          DESCRIPTION OF THE PORTFOLIOS

Each Portfolio has an investment objective, which is a fundamental policy. A Portfolio's fundamental policies and restrictions may not be changed without the vote of a majority of the holders of that Portfolio's outstanding shares (see "Voting Rights," below). Investment in a Portfolio involves risk, and, as with all mutual funds, there can be no assurance that a Portfolio will meet its investment objective. Each Portfolio is subject to investment policies and restrictions described in this Prospectus and in the Statement, some of which are fundamental.

MFS EMERGING EQUITIES PORTFOLIO

INVESTMENT OBJECTIVE. The MFS Emerging Equities Portfolio ("MFS Emerging Equities") seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to MFS Emerging Equities' investment objective.

INVESTMENT POLICIES. Under normal market conditions, MFS Emerging Equities invests primarily in common stocks issued by companies that its Subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). The Subadviser generally expects these companies, which may include domestic and foreign companies, to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. In addition, the Subadviser generally expects these companies to have the products, technologies, management and market and other opportunities that are usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size, and MFS Emerging Equities may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or other financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small- and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. Securities issued by emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of MFS Emerging Equities are therefore subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund that invests primarily in proven growth stocks.

When the Subadviser determines that other investments appear attractive, MFS Emerging Equities may, to a limited extent, invest in other types of securities, including investment grade fixed-income securities and high-yield, below investment grade fixed-income securities ("below investment grade fixed-income securities"), or unrated fixed-income securities of comparable quality; convertible securities and warrants. (For a description of bond ratings, see the Statement, Appendix A.) MFS Emerging Equities may hold cash equivalents or other forms of debt securities as a reserve for future purchases of common stock or to meet liquidity needs.

MFS Emerging Equities may engage in strategic transactions, which may include the use of derivatives. See "Investment Policies and Practices" and "Risk Factors and Other Considerations."

Massachusetts Financial Services Company ("MFS") serves as the Subadviser of MFS Emerging Equities and is responsible for its day-to-day management, subject to the oversight of Aetna and the Fund's Board of Directors.
See "Management of the Portfolios."

MFS RESEARCH GROWTH PORTFOLIO

INVESTMENT OBJECTIVE. The MFS Research Growth Portfolio ("MFS Research Growth") seeks long-term growth of capital and future income.

INVESTMENT POLICIES. Under normal market conditions, MFS Research Growth invests primarily in common stocks or securities convertible into common stocks issued by companies that the Subadviser believes to possess better-than-average prospects for long-term growth. MFS Research Growth may invest a smaller proportion of its assets in fixed-income securities such as bonds and short-term debt obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. In the case of both growth stocks and income issues, the Subadviser emphasizes securities issued by progressive, well-managed companies.

MFS Research Growth may invest in investment grade fixed-income securities and in below investment grade fixed-income securities, or unrated fixed-income securities of comparable quality. In making investment decisions, the Subadviser does not rely exclusively on ratings on fixed-income securities provided by established rating agencies, but rather supplements those ratings with its own independent and ongoing review of credit quality. Therefore, the ability of MFS Research Growth to achieve its investment objective may be more dependent on its Subadviser's own credit analysis than a fund that invests primarily in higher-quality bonds. The Subadviser allocates a proportion of assets invested in growth stocks, income-producing securities or cash (including foreign currency) and cash equivalents, depending on its view of the relative attractiveness of each type of investment.

MFS serves as the Subadviser of MFS Research Growth and is responsible for its day-to-day management, subject to the oversight of Aetna and the Fund's Board of Directors. See "Management of the Portfolios."

MFS VALUE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE. The MFS Value Equity Portfolio ("MFS Value Equity") seeks capital appreciation. Dividend income, if any, is a consideration incidental to MFS Value Equity's objective of capital appreciation.

INVESTMENT POLICIES. Under normal market conditions, MFS Value Equity invests primarily in common stocks (which may be issued by domestic or foreign companies), and may seek appreciation by investing in other types of securities, including fixed-income securities, convertible bonds, convertible preferred stocks and warrants, when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. MFS Value Equity may invest in investment grade fixed-income securities and below investment grade fixed-income securities or unrated securities of comparable quality. These may include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). MFS Value Equity may hold cash equivalents or other forms of debt securities as a reserve for future purchases of common stock or to meet liquidity needs.

MFS Value Equity may engage in strategic transactions, which may include the use of derivatives. See "Investment Policies and Practices" and "Risk Factors and Other Considerations."

MFS serves as the Subadviser of MFS Value Equity and is responsible for its day-to-day management, subject to the oversight of Aetna and the Fund's Board of Directors. See "Management of the Portfolios."

SCUDDER INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE. The Scudder International Growth Portfolio ("Scudder International Growth") seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

INVESTMENT POLICIES. Under normal market conditions, Scudder International Growth invests primarily in securities that, in the opinion of its Subadviser, allow it to participate in non-U.S. companies and economies with prospects for growth. Scudder International Growth invests in securities issued by companies, wherever organized, that do business primarily outside the U.S., including emerging market countries. Scudder International Growth intends to diversify investments among several countries and to have represented, in substantial proportions, business activities in not less than three countries.

Scudder International Growth generally invests in equity securities issued by established companies listed on foreign exchanges that the Subadviser believes have favorable characteristics. When the Subadviser believes that it is appropriate in order to achieve long-term capital growth, Scudder International Growth may invest in fixed-income securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit ("ECU"). The Subadviser will select fixed-income securities on the basis of, among other things, yield, credit quality, and the fundamental outlook for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. Scudder International Growth may invest in investment grade fixed-income securities and below investment grade fixed-income securities, or unrated securities of comparable quality. Scudder International Growth may hold cash equivalents or other forms of debt securities as a reserve for future purchases of common stock or to meet liquidity needs.

When the Subadviser determines that exceptional conditions exist abroad, Scudder International Growth may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. In addition, Scudder International Growth may engage in strategic transactions, which may include the use of derivatives. See "Investment Policies and Practices" and "Risk Factors and Other Considerations."

Scudder, Stevens & Clark, Inc. ("Scudder") serves as the Subadviser of Scudder International Growth and is responsible for its day-to-day management, subject to the oversight of Aetna and the Fund's Board of Directors. See "Management of the Portfolios."

T. ROWE PRICE GROWTH EQUITY PORTFOLIO

INVESTMENT OBJECTIVE. The T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity") seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.

INVESTMENT POLICIES. Under normal market conditions, T. Rowe Price Growth Equity invests primarily in common stocks issued by a diversified group of growth companies. The companies in which T. Rowe Price Growth Equity invests normally (but not always) pay dividends, which are generally expected to rise in future years as earnings increase. Most of its assets will be invested in U.S. common stocks. However, T. Rowe Price Growth Equity may invest in foreign securities and convertible securities and warrants, when the Subadviser considers such investments consistent with the Portfolio's investment objective and policies.

T. Rowe Price Growth Equity generally seeks to invest in securities of companies that satisfy one or more of several criteria established by the Subadviser. For example, the Subadviser generally seeks companies with superior growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in so-called "fertile fields" (areas where earnings and dividends can outpace inflation and the overall economy); and the capability to expand even during times of slow growth. The Subadviser generally favors companies whose profits increase due to economic factors rather than one-time events such as lower taxes.

T. Rowe Price Growth Equity may engage in strategic transactions, which may include the use of derivatives. See "Investment Policies and Practices" and "Risk Factors and Other Considerations."

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Subadviser of T. Rowe Price Growth Equity and is responsible for its day-to-day management, subject to the oversight of Aetna and the Fund's Board of Directors. See "Management of the Portfolios."

                        INVESTMENT POLICIES AND PRACTICES

The Portfolios are managed in accordance with the following investment policies and practices. See "Risk Considerations" and the Statement for a description of the risks that these policies and practices may involve.

Investment Policies Generally: When a Portfolio invests "primarily" in particular securities, it will invest at least 65% of its total assets in those securities (80% in the case of MFS Emerging Equities).

Repurchase Agreements: Each Portfolio may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, a Portfolio acquires securities subject to the seller's agreement to repurchase them at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, a Portfolio's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the Statement, the Fund has adopted certain procedures that are intended to minimize this risk.

Restricted Securities: Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 (the "1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). Under a policy established by the Board of Directors, the Subadvisers periodically review the trading markets for the specific Rule 144A security and determine whether the security is liquid. Subject to each Portfolio's respective limitation on investments in illiquid investments, a Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks.

Limit: A Portfolio will not invest more than 15% of its net assets in securities that are deemed to be illiquid.

When-Issued Securities: In order to help ensure the availability of suitable securities, each Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered to a Portfolio at a future date, usually beyond customary settlement time. It is expected that, under normal circumstances, a Portfolio will take delivery of such securities. In general, a Portfolio does not pay for the securities until received and does not start earning interest on the obligations until the contractual settlement date. For a further discussion, see the Statement.

Investments for Temporary Defensive Purposes: During periods of unusual market conditions when a Subadviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a Portfolio may invest up to 100% of its assets in cash or cash equivalents including, but not limited to, obligations of banks with assets of $1 billion or more (including certificates of deposit, bankers' acceptances and repurchase agreements), commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. See the Statement for a description of U.S. Government obligations and certain short-term investments.

Corporate Asset-Backed Securities: MFS Emerging Equities and Scudder International Growth may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. See the Statement for further information about these securities.

Limit: Neither MFS Emerging Equities nor Scudder International Growth will invest more than 20% of its total assets at the time of purchase in corporate asset-backed securities.

Investment Grade Fixed-Income Securities: MFS Emerging Equities, MFS Value Equity, MFS Research Growth and Scudder International Growth may invest in "investment grade" fixed-income securities. Investment grade fixed-income securities are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard and Poor's Rating Services ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or, if unrated, are of comparable quality. See "Risk Factors and Other Considerations."

High-Yield, Below Investment Grade Fixed-Income Securities: MFS Emerging Equities, MFS Research Growth, MFS Value Equity and Scudder International Growth may invest in below investment grade fixed-income securities. These securities, rated lower than Baa by Moody's or BBB by S&P or Fitch, or, if unrated, of comparable quality, are considered speculative.

Limit: The maximum percentage of its total assets that a Portfolio may invest in below investment grade fixed-income securities, measured at the time of purchase, is as follows: MFS Emerging Equities: 5%; MFS Value Equity: 25%; MFS Research Growth: 10%; Scudder International Growth: 5%.

Foreign Securities: Each Portfolio may invest in securities issued by foreign companies or governments, and in American Depository Receipts ("ADRs") and similar securities.

Limit: The limits on Portfolio investment in foreign securities are as follows:
Scudder International Growth: 100% of assets may be invested in foreign securities (including emerging market securities and

Brady Bonds); MFS Value Equity: 50% of net assets may be invested in foreign securities (including emerging market securities and Brady Bonds), although it generally expects to invest between 10% and 25% of net assets; MFS Emerging
Equities: 25% of net assets may be invested in foreign securities (including emerging market securities and Brady Bonds), although it generally expects to invest up to 15% of net assets; MFS Research Growth: 20% of net assets may be invested in foreign securities (including emerging market securities); T. Rowe Price Growth Equity: 30% of total assets (excluding reserves) may be invested in foreign securities (including emerging market securities). ADRs are included within these limits with respect to T. Rowe Price Growth Equity, but not for the other Portfolios.

Foreign Currencies: Each Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of its Subadviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. Each Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. See "Risk Factors and Other Considerations."

Brady Bonds: MFS Value Equity, MFS Emerging Equities and Scudder International Growth may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily in the U.S. dollar), and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Investments in Brady Bonds may be viewed as speculative.

Emerging Market Securities: MFS Emerging Equities, MFS Research Growth, MFS Value Equity and Scudder International Growth may invest in securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by a Subadviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. See "Risk Factors and Other Considerations."

American Depository Receipts: Each Portfolio may invest in ADRs, which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs are subject to many of the risks of foreign securities such as exchange rates and more limited information about foreign issuers. See "Risk Factors and Other Considerations."

Strategic Transactions and Derivatives: Certain Portfolios may, but are not required to, utilize various investment strategies involving the use of "derivative instruments" described below. A Portfolio may utilize a strategic transaction for one or more reasons, including:

    [BULLET] to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements);

    [BULLET] to manage the effective maturity or duration of fixed-income securities;

    [BULLET] to establish a position in the derivatives market as a temporary substitute for purchasing or selling a particular security or index; or

    [BULLET]      to enhance potential gain.

Derivatives are instruments whose value is derived from, or linked to, the value of another source, typically a commodity, a security, an index, or some other readily measurable economic variable. These strategies are generally accepted as part of modern portfolio management and are utilized by many mutual funds and portfolio managers.

A Portfolio may use any or all of these investment techniques at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, or none at all. The ability of a Portfolio to utilize these transactions successfully will depend on the Subadviser's ability to predict pertinent market movements, which cannot be assured. Strategic transactions involve certain risks. See "Risk Factors and Other Considerations." These strategic transactions are briefly described below and are described in greater detail in the Statement.

Limit: Unless otherwise noted, a Portfolio may only commit up to 5% of its total assets, measured at the time of purchase, for initial margin requirements or premiums to engage in strategic transactions, although MFS Emerging Equities, MFS Value Equity, Scudder International Growth and T. Rowe Price Growth Equity are subject to this limit only when they engage in strategic transactions for non-hedging purposes (that is, for speculation to increase its income rather than to hedge against adverse price movements). To prevent "leverage," a Portfolio will, consistent with applicable regulatory requirements, either "cover" its strategic transaction or segregate liquid assets equal in value to the exposure created by the transaction.

Options on Securities, Indices and Other Financial Instruments: MFS Emerging Equities, MFS Value Equity, Scudder International Growth and T. Rowe Price Growth Equity may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, including foreign currencies. MFS Emerging Equities, MFS Value Equity and Scudder International Growth may write (sell) calls on securities only if such calls are covered. Scudder International Growth may sell options on securities indices only to close out open positions. A Portfolio may also sell combinations of put and call options on the same security, known as "straddles." When a Portfolio buys an option, it pays a premium for the right, not the obligation, to buy or sell a security or index within a certain time at a certain price. The Portfolio's losses will be limited to the premium it pays for the option. When a Portfolio sells a call option, it earns a premium and it is obligated (if the option is exercised) to sell a security or index within a certain time at a certain price, without regard to current market price. When a Portfolio sells a put option, it earns a premium and it is obligated (if the option is exercised) to buy the security or index within a certain time at a certain price, without regard to current market price.

In certain instances, a Portfolio may enter into options on Treasury securities which may be referred to as "reset" options or "adjustable strike" options. These options provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of the option.

Limit: MFS Emerging Equities, MFS Value Equity and T. Rowe Price Growth Equity will not purchase put and call options if as a result more than 5% of their total assets would be invested in premiums for those options.

Futures Contracts and Options on Futures Contracts: MFS Emerging Equities, MFS Value Equity, Scudder International Growth, and T. Rowe Price Growth Equity may buy and sell futures contracts on indices and financial instruments. When a Portfolio enters into a futures contract, it becomes obligated to buy or sell an asset in the future at an agreed-upon price. The Portfolio will pay initial margin deposits, which usually are small in relation to the size of the value of the underlying assets. Each of these Portfolios may also buy and sell options on futures contracts. Options on futures contracts are similar to options on securities and indices, described above. These Portfolios may engage in "cross hedges," that is, hedge a particular index or currency as a substitute for another index or currency. For more information about futures contracts and related options, see "Risk Factors and Other Considerations" and the Statement.

Limit: MFS Emerging Equities and MFS Value Equity will not enter into a futures contract if, immediately thereafter, the value of the securities and other obligations underlying all futures contracts exceeds 50% of their total assets. Scudder International Growth will invest in futures contracts only for hedging purposes.

Swaps and Related Transactions: Scudder International Growth may, without limit, enter into various interest rate transactions, including swaps, caps, floors or collars, and may enter into currency swaps. Generally, swaps are customized agreements between two parties to exchange or swap cash flows or assets at specified intervals in the future.

Hybrid Instruments: T. Rowe Price Growth Equity and MFS Value Equity may enter into transactions involving hybrid instruments. Hybrid instruments are derivative instruments whose value is derived from, or linked to, the value of another source, typically a commodity, a futures contract, an index, or some other readily measurable economic variable. Issued by banks, brokerage firms, insurance companies, financial institutions or producers of commodities, hybrid instruments typically are short- to intermediate-term fixed income securities that bear interest at below-market or nominal rates. The instrument's value at maturity, or the interest payable by the issuer, may rise or fall according to the change in the value of the underlying instrument or index. See "Risk Factors and Other Considerations."

Limit: Neither T. Rowe Price Growth Equity nor MFS Value Equity will invest more than 10% of its total assets, measured at the time of purchase, in hybrid instruments.

                      RISK FACTORS AND OTHER CONSIDERATIONS

General Considerations: Shares of a Portfolio represent an investment in securities with fluctuating market prices. Thus, the value of those shares will vary over time as the aggregate value of the securities held by a Portfolio increases or decreases. Moreover, any dividends a Portfolio pays will increase or decrease in relation to the income received from its investments.

The different types of securities purchased and investment techniques used by a Portfolio involve varying amounts of risk. For example, equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are generally more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Some of the risks involved in the securities acquired by the Portfolios are discussed in this section. Additional discussion is contained above under "Investment Techniques" and in the Statement.

Portfolio Turnover: Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold in the aggregate during the year. Although the Portfolios do not purchase securities with the intention of profiting from short-term trading, each Portfolio may buy and sell securities when the Adviser or Subadviser believes such action is advisable. It is anticipated that the average annual turnover rate of each of the Portfolios may exceed 125%. Such turnover rates may result in higher transaction costs (which are borne directly by the respective Portfolio) and a possible increase in short-term capital gains (or losses). See "Tax Status" in the Statement.

Hybrid Instruments: These derivative instruments, which can combine the characteristics of securities, futures, and options, may be particularly volatile. Under certain conditions, the redemption value of such an investment could be zero. Some hybrid instruments in which T. Rowe Price Growth Equity or MFS Value

Equity may invest involve economic leverage, which would increase the Portfolio's exposure to a commodity, futures contract or index. Some hybrid instruments have principal protection, while others may have partial principal protection or none at all. An instrument with full principal protection will pay the stated principal amount upon maturity. Partially protected instruments may lose a portion of their principal upon maturity if the underlying commodity, index or contract to which it is linked declines in value, and a hybrid instrument without principal protection may lose all its value upon maturity.

Fixed-Income Securities: The net asset value of the shares of an open-end investment company which may invest to a limited extent in fixed income securities changes as the general level of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline.

High-Yield, Below Investment Grade Fixed-Income Securities: Investments in below investment grade fixed-income securities, while generally providing greater income and opportunity for gain than investments in higher-rated securities, usually entail greater risks. These risks include lack of liquidity; an unpredictable secondary market; a greater likelihood of default; increased sensitivity to adverse economic or corporate developments and thus greater price fluctuation; call provisions that may adversely affect returns; and loss of principal and interest. Because yields may vary over time, no specified level of income can ever be assured. Below investment grade fixed-income securities, which are usually rated lower than Baa by Moody's or BBB by S&P or by Fitch, or, if unrated, of comparable quality, are considered speculative. For a description of these and other rating categories, see the Statement.

Options, Futures Contracts and Forward Contracts: Transactions in futures contracts, options on futures contracts, forward contracts and options involve certain risks. For example, a lack of correlation between the index or instrument underlying an option, futures contract or forward contract and the assets being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. "Cross hedging" transactions may involve greater correlation risks. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. For more information about these risks, see the Statement.

Foreign Securities: Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage and custodial costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. For more information about the risks involved in foreign securities, see the Statement.

Emerging Market Securities: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations or increase the expenses of a Portfolio.

                             INVESTMENT RESTRICTIONS

In addition to the restrictions discussed under "Investment Policies and Practices," each Portfolio has adopted other investment restrictions and limitations, which are described in the Statement. Some of these restrictions are fundamental, which means that they cannot be changed without shareholder approval. For example, each Portfolio may not invest more than 25% of its assets in securities of companies engaged in the same industry (other than U.S. Government securities). Each Portfolio may borrow money, but not for leverage purposes. As a matter of non-fundamental policy, no Portfolio may invest more than 15% of its net assets in securities that are not readily marketable and in repurchase agreements that mature in more than seven days.

In addition, each Portfolio is "diversified." Generally, this means that with respect to 75% of its total assets, a Portfolio may not purchase the securities of any single issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                          MANAGEMENT OF THE PORTFOLIOS

DIRECTORS. The operations of each Portfolio are managed under the direction of the Board of Directors ("Directors"). The Directors set broad policies for the Fund and each Portfolio. Information about the Directors is found in the Statement.

INVESTMENT ADVISER. Aetna serves as the investment adviser for each of the Portfolios. Aetna is a Connecticut insurance corporation with its principal offices at 151 Farmington Avenue, Hartford, Connecticut 06156, and is registered with the Securities and Exchange Commission as an investment adviser. As of June 30, 1997, Aetna managed over $____ billion in assets. Aetna is an indirect wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly owned subsidiary of Aetna Inc.

Under the terms of the Investment Advisory Agreement between the Fund and Aetna with respect to each of the Portfolios, Aetna, subject to the supervision of the Directors, is obligated to manage and oversee the Fund's day-to-day operations and to manage the investments of each Portfolio.

The Investment Advisory Agreement gives Aetna broad latitude in selecting securities for each Portfolio subject to the Directors' oversight. Under the Investment Advisory Agreement, Aetna may delegate to a subadviser the responsibility for day-to-day management of the investments of each Portfolio, subject to Aetna's oversight. Aetna receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:

                  Portfolio                                 Fee
                  ---------                                 ---

         MFS Emerging Equities               0.70% on the first $500 million of
                                             average daily net assets; 0.65% on
                                             assets over $500 million

         MFS Research Growth                 0.70% on the first $500 million of
                                             average daily net assets; 0.65% on
                                             assets over $500 million

         MFS Value Equity                    0.65% of average daily net assets

         Scudder International Growth        0.80% of average daily net assets

         T. Rowe Price Growth Equity         0.60% of average daily net assets

Under the Investment Advisory Agreement, Aetna is responsible for all of its own costs, including costs of Aetna's personnel, required to carry out its investment advisory duties.

SUBADVISERS. MFS Emerging Equities, MFS Research Growth and MFS Value Equity. Aetna has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, as Subadviser to MFS Emerging Equities, MFS Research Growth and MFS Value Equity. MFS is a subsidiary of Sun Life of Canada (U.S.), which is a subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada. Net assets under management of the MFS Organization were approximately $___ billion as of June 30, 1997. John W. Ballen, a Senior Vice President of MFS, is portfolio manager of MFS Emerging Equities. Mr. Ballen has been employed as a portfolio manager by MFS since 1984. Portfolio securities of MFS Research Growth are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by MFS but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. MFS Research Growth's assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet MFS Research Growth's investment objective within their assigned industry responsibility. John F. Brennan, Jr., a Vice President of MFS, is portfolio manager of MFS Value Equity. Mr. Brennan has been employed by MFS as a portfolio manager since 1985.

Scudder International Growth. Aetna has engaged Scudder, Stevens & Clark, Inc., a Delaware corporation ("Scudder"), 345 Park Avenue, New York, New York 10154 as Subadviser to Scudder International Growth. Scudder managed over $____ billion as of June 30, 1997. Scudder International Growth is managed by a team of Scudder professionals, each of whom plays an important role. Co-lead Portfolio Managers Carol L. Franklin and Irene T. Cheng joined Scudder in 1981 and 1993, respectively. Ms. Franklin has eighteen years of experience and Ms. Cheng has twelve years of experience in finance and investing. Nicholas Bratt, portfolio manager, directs Scudder's overall global equity investment strategies and has been with Scudder since 1976. Marc Joseph is a senior portfolio manager for institutional international equity accounts and joined Scudder in 1997. Sheridan Reilly joined Scudder in 1995 and is a member of Scudder's Global Equity Group. Mr. Reilly has over ten years of industry experience focusing on strategies for global portfolios, currency hedging, and foreign equity markets. Joan Gregory, portfolio manager, focuses on stock selection and has been with Scudder since 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

T. Rowe Price Growth Equity. Aetna has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202 as Subadviser to T. Rowe Price Growth Equity. T. Rowe Price and its affiliates managed over $___ billion as of June 30, 1997. T. Rowe Price Growth Equity is managed by a committee. The committee chairman, Robert W. Smith, has day-to-day responsibility for managing T. Rowe Price Growth Equity and works with the committee in developing and executing its investment program. Mr. Smith joined T. Rowe Price in 1992 and has been managing investments since 1988.

Under separate subadvisory agreements, each Subadviser, subject to the supervision of Aetna and the Directors, is responsible for managing the assets of its respective Portfolio(s) in accordance with the Portfolio's investment objective and policies. Each Subadviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

Aetna has overall responsibility for monitoring the investment program maintained by each Subadviser for compliance with applicable laws and regulations and the respective Portfolio's investment objective.

Each Subadvisory Agreement gives each Subadviser broad latitude in selecting securities for each Portfolio subject to Aetna's oversight.

Each Subadvisory Agreement provides that Aetna will pay the Subadviser a fee at an annual rate based on the average daily net asset value of each Portfolio as described below. Aetna pays the subadvisory fee out of its advisory fee.

         MFS Emerging Equities              .425% on the first $150 million of
         MFS Research Growth                aggregate average daily
         MFS Value Equity                   net assets under management
                         .                  .40% on the next $150 million
                                            .375% on the next $450 million
                                            .35% on the next $550 million
                                            .30% on the next $200 million
                                            .25% on assets over $1.5 billion

         Scudder International Growth       .75% on the first $20 million of
                                            average daily net assets
                                            .65% on the next $15 million
                                            .50% on the next $65 million
                                            .40% on the next $200 million
                                            .30% on assets over $300 million

         T. Rowe Price Growth Equity        .40% on the first $500 million of
                                            average daily net assets
                                            .375% on assets over $500 million

BROKERAGE ALLOCATION. The Investment Advisory Agreement and each Subadvisory Agreement allow Aetna or the Subadviser, as the case may be, to place trades through brokers of its choosing and to take into consideration the quality of the brokers' services and execution, as well as services such as research provided to the Adviser/Subadviser, in setting the amount of commissions paid to a broker. The use of research and expense reimbursements in determining and paying commissions are referred to as "soft dollar" practices. Aetna and the Subadviser will engage in soft dollar practices only to the extent authorized by applicable law.

EXPENSES AND PORTFOLIO ADMINISTRATION. Under an Administrative Services Agreement with the Fund, Aetna provides all administrative services necessary for the Fund's operations and is responsible for the supervision of the Fund's other service providers. Aetna also assumes all ordinary recurring direct costs of the Fund, such as custodian fees, directors fees, transfer agency costs and accounting expenses. As compensation for these services, Aetna receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:

                  Portfolio                                  Fee
                  ---------                                  ---
         MFS Emerging Equities                               0.13%
         MFS Research Growth                                 0.15%
         MFS Value Equity                                    0.25%
         Scudder International Growth                        0.20%
         T. Rowe Price Growth Equity                         0.15%

CAP ON AGGREGATE FUND FEES AND EXPENSES. Each Portfolio's aggregate expenses are limited to the advisory and administrative fees disclosed above. Aetna has agreed to reimburse the Portfolios for expenses and/or waive its fees, so that, through at least April 30, 1999, the aggregate of each Portfolio's expenses will not exceed the amounts shown above.

PRINCIPAL UNDERWRITER. Aetna, 151 Farmington Avenue, Hartford, Connecticut 06156, serves as the Fund's principal underwriter.

TRANSFER AGENT. Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's Transfer Agent.

CUSTODIAN.  Investors Bank & Trust Company also serves as the Fund's custodian.

                        PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares may be made only by insurance companies for their separate accounts at the direction of Participants. Please refer to the prospectus for your contract or policy for information on how to direct investments in or redemptions from a Portfolio and any fees that may apply. Orders received by the insurance company before 4:00 p.m. will be priced at the net asset value per share ("NAV") calculated that day, as described below. The Portfolios reserve the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

                                 NET ASSET VALUE

The NAV of each Portfolio is determined as of the later of 15 minutes following the close of the New York Stock Exchange or 4:15 p.m. on each day that the New York Stock Exchange is open for trading. Each Portfolio's NAV is computed by taking the total value of a Portfolio's securities, plus any cash or other assets (including dividends and interest accrued but not collected) and subtracting all liabilities (including accrued expenses), and dividing the total by the number of shares outstanding. Portfolio securities are valued primarily by independent pricing services, based on market quotations. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of the Directors.

                                   PERFORMANCE

PERFORMANCE OF PORTFOLIOS

From time to time advertisements and other sales materials for the Fund may include information concerning each Portfolio's historical performance. These advertisements will also describe the performance of the relevant insurance company separate accounts. Advertising information will include the average annual total return of the Portfolio calculated on a compounded basis for specified periods of time. Total return information will be calculated pursuant to rules established by the SEC. In lieu of or in addition to total return calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Morningstar, Business Week, Forbes or other industry publications.

A Portfolio calculates average annual total return by determining the redemption value at the end of specified periods (assuming reinvestment of all dividends and distributions) of a $1,000 investment in the Portfolio at the beginning of the period, deducting the initial $1,000 investment, annualizing the increase or decrease over the specified period and expressing the result as a percentage.

Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time and, accordingly, upon redemption shares may be worth more or less than their original cost.

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

Each Portfolio is newly organized and does not yet have its own performance record. Each Portfolio, however, has substantially the same investment objective, policies and strategies as one or more existing mutual funds ("other Mutual Funds") that are either sold directly to the public or through variable products, advised by MFS, Scudder or T. Rowe Price, as the case may be.

The historical performance of the Funds that are comparable to the Portfolios is presented below. Investors should not consider the performance of the other Mutual Funds as an indication of the future performance of a similarly managed Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each other Mutual Fund, and not those to be paid by the Portfolio. The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of the VA Contracts and VLI Policies. Investors should refer to the separate account prospectuses describing the VA Contracts and VLI Policies for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the Portfolios. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance.

The following table shows average annualized total returns of the other Mutual Funds for the stated periods ending June 30, 1997, as well as a comparison with the performance of the applicable benchmark.*

--------
* The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The Russell 2000 Index is a value-weighted, unmanaged index of small capitalization stocks. Both indices assume reinvestment of all dividends. The Morgan Stanley Capital International-Europe, Australia, Far East (MSCI EAFE) Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.


                                                   One Year          Five Year        Ten Year

MFS Emerging Growth Fund (Class A)(1)                13.61             24.27           17.00
(Model for MFS Emerging Equities)(2)
Russell 2000                                         16.33             17.88           11.16
S&P 500                                              34.70             19.78           14.65

MFS Research Fund (Class A)(1)                       23.59             22.13           14.13
(Model for MFS Research Growth)(3)
S&P 500                                              34.70             19.78           14.65

MFS Value Fund (Class A)(1)                          17.58             21.80           13.50
(Model for MFS Value Equity)(4)
S&P 500                                              34.70             19.78           14.65

Scudder VLIF International                           19.88             13.61           10.38
Portfolio (Model for Scudder
International Growth)
MSCI EAFE                                            12.84             12.83            6.58

Scudder International Fund                           19.83             13.31            9.47
(Model for Scudder International
Growth)
MSCI EAFE                                            12.84             12.83            6.58

T. Rowe Price Growth Stock Fund                      29.79             18.67           12.63
(Model for T. Rowe Price Growth
Equity)
S&P 500                                              34.70             19.78           14.65

--------
(1) Class A share performance includes the performance of the Fund's Class B shares for periods prior to the commencement of offering of Class A shares on September 13, 1993, adjusted to include Class A's 5.75% front-end sales charge, but not adjusted to reflect differences in internal operating expenses.

(2) MFS also manages another fund with substantially the same investment objective, policies and strategies as those of Portfolio Partners - MFS Emerging Equities. The performance of that fund, MFS Variable Insurance Trust - Emerging Growth Series, was not included in the chart because it has been in existence only since July 24, 1995, and thus has a much shorter track record than MFS Emerging Growth Fund (Class A). The performance of MFS Variable Insurance Trust - Emerging Growth Series for the one-year period ending June 30, 1997, was 12.68%.

(3) MFS also manages another fund with substantially the same investment objective, policies and strategies as those of Portfolio Partners - MFS Research Growth. The performance of that fund, MFS Variable Insurance Trust
    - Research Series, was not included in the chart because it has been in existence only since July 26, 1995, and thus has a much shorter track record than MFS Emerging Growth Fund (Class A). The performance of MFS Variable Insurance Trust - Research Series for the one-year period ending June 30, 1997, was 23.98%.

(4) MFS also manages another fund with substantially the same investment objective, policies and strategies as those of Portfolio Partners - MFS Value Equity. The performance of that fund, MFS Variable Insurance Trust Value Series, was not included in the chart because it has been in existence only since August 14, 1996.

                                   TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, a Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the VA Contract owners and VLI Policy owners should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company separate accounts. Contract owners and policy owners should review the prospectus for their VA Contract or VLI Policy for information regarding the tax consequences to them of purchasing a contract or policy.

                               GENERAL INFORMATION

INCORPORATION. The Fund was incorporated under the laws of Maryland on May 7, 1997.

CAPITAL STOCK. The Fund is authorized to issue one billion shares of capital stock, par value $0.001 per share. All shares are nonassessable, transferable and redeemable. There are no preemptive rights.

SHAREHOLDER MEETINGS. The Fund is not required and does not intend to hold annual shareholder meetings. The Fund's Articles of Incorporation provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the 1940 Act. If requested by the holders of at least 50% of the Fund's outstanding shares, the Fund will hold a shareholder meeting for the purpose of voting on the removal and replacement of one or more Directors and will assist with communication concerning that shareholder meeting.

VOTING RIGHTS. Each share of the Fund is entitled to one vote for each full share and fractional votes for fractional shares. Separate votes are taken by a Portfolio only if the matter affects or requires the vote of only that Portfolio. The insurance companies holding the shares in their separate accounts will generally request voting instructions from the Participants and generally must vote the shares in proportion to the voting instructions received. Voting rights for VA Contracts and VLI Policies are discussed in the prospectus for the applicable contract or policy.

                   STATEMENT OF ADDITIONAL INFORMATION DATED:
                                 August 21, 1997

                            PORTFOLIO PARTNERS, INC.
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-8962



         This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for Portfolio Partners, Inc. dated August 21, 1997 (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. A free Prospectus is available upon request by writing to Portfolio Partners, Inc. at the address listed above or calling 1-800-238-6263.

                     READ THE PROSPECTUS BEFORE YOU INVEST.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

GENERAL INFORMATION AND HISTORY
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES
  OF THE PORTFOLIOS
DESCRIPTION OF VARIOUS SECURITIES AND
  INVESTMENT POLICIES AND PRACTICES
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
RISKS ASSOCIATED WITH INVESTING IN OPTIONS,
  FUTURES AND FORWARD CONTRACTS
DIRECTORS AND OFFICERS OF THE FUND
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
THE INVESTMENT ADVISORY AGREEMENT
THE SUBADVISORY AGREEMENTS
THE ADMINISTRATIVE SERVICES AGREEMENT
CUSTODIAN
INDEPENDENT AUDITORS
PRINCIPAL UNDERWRITER
BROKERAGE ALLOCATION AND TRADING POLICIES
DESCRIPTION OF SHARES
NET ASSET VALUE
PERFORMANCE INFORMATION
TAX STATUS
VOTING RIGHTS
FINANCIAL STATEMENTS

                         GENERAL INFORMATION AND HISTORY

         Portfolio Partners, Inc. (the "Fund") was incorporated in 1997 in Maryland. The Fund is an open-end management investment company. The Fund is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Fund currently has authorized five Portfolios: MFS Emerging Equities Portfolio ("MFS Emerging Equities"); MFS Research Growth Portfolio ("MFS Research Growth"); MFS Value Equity Portfolio ("MFS Value Equity"); Scudder International Growth Portfolio ("Scudder International Growth"); and T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"). Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.

         The investment objective and general investment policies of each Portfolio are described in the Prospectus.

                     ADDITIONAL INVESTMENT RESTRICTIONS AND
                           POLICIES OF THE PORTFOLIOS

         The investment policies and restrictions of the Portfolios, set forth below, are matters of fundamental policy for purposes of the Investment Company Act of 1940 (the "1940 Act"), and therefore cannot be changed, with regard to a particular Portfolio, without the approval of a majority of the outstanding voting securities of that Portfolio as defined by the 1940 Act. This means the lesser of: (i) 67% of the shares of a Portfolio present at a shareholders' meeting if the holders of more than 50% of the shares of that Portfolio then outstanding are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities of a Portfolio.

         As a matter of fundamental policy, no Portfolio will:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

3. Issue any senior security (as defined in the 1940 Act), except that (a) a Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, a Portfolio may borrow money as authorized by the 1940 Act.

4. Borrow money, except that (a) a Portfolio may enter into commitments to purchase securities in accordance with its investment program, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33-1/3% of the Portfolio's total assets; and (b) a Portfolio may borrow money in an amount not to exceed 33-1/3% of the value of its total assets at the time the loan is made.

5. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6. Underwrite securities issued by others, except to the extent that a Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the disposition of restricted securities.

7. Purchase the securities of an issuer if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

With respect to MFS Emerging Equities, MFS Research Growth and MFS Value Equity only:

8. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

9. With respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

With respect to Scudder International Growth and T. Rowe Price Growth Equity only:

10. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or
(b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

The following restrictions are not fundamental and may be changed without shareholder approval:

a. No Portfolio will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under, the 1933 Act ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. A Subadviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

b. No Portfolio will borrow for leverage purposes.

c. No Portfolio will make short sales of securities, other than short sales "against the box." This restriction does not apply to transactions involving options, futures contracts and related options, and other strategic transactions.

d. No Portfolio will lend portfolio securities.

With respect to Scudder International Growth and T. Rowe Price Growth Equity only:

e. No Portfolio will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Portfolio.

         General. The limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. If the value of a Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Directors will consider what actions, if any, are appropriate to maintain adequate liquidity.

     DESCRIPTION OF VARIOUS SECURITIES AND INVESTMENT POLICIES AND PRACTICES

         "WHEN-ISSUED" SECURITIES - Each Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Portfolio will take delivery of such securities. When a Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with the applicable interpretations of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of a Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk. However, although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if a Portfolio determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for "when-issued" or "forward delivery" securities, a Portfolio will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

         CORPORATE ASSET-BACKED SECURITIES - As described in the Prospectus, MFS Emerging Equities and Scudder International Growth may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

         Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

         Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         REPURCHASE AGREEMENTS - As described in the Prospectus, each of the Portfolios may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Subadviser has determined to be of comparable creditworthiness. The securities that a Portfolio purchases and holds through its agent are U.S. Government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the U.S. Government securities.

         The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Portfolio will have the right to liquidate the securities. If, at the time a Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Portfolio only enters into repurchase agreements after its Subadviser has determined that the seller is creditworthy, and the Subadviser monitors the seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

         LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS - MFS Emerging Equities and MFS Value Equity may each invest up to 5% of their total assets in loans and other direct indebtedness. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

          In purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         These loans and other direct indebtedness are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a novation, pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

         Certain of the loans and other direct indebtedness acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when the Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other liquid securities in an amount sufficient to meet such commitments.

         A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which a Portfolio will purchase, the Subadviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. In such cases, a Portfolio will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of the Portfolio's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Portfolio. For example, if a loan or other direct indebtedness is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Subadviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect the Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Subadviser determines that any such investments are illiquid, the Portfolio will include them in the investment limitations described below.

         FOREIGN SECURITIES - The Portfolios may invest in foreign securities (and foreign currencies) to the extent described in the Prospectus. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities. As a result of its investments in foreign securities, a Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where a Subadviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Subadviser anticipates, for any other reason, that the exchange rate will improve, a Portfolio may hold such currencies for an indefinite period of time. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Portfolio to risk of loss if exchange rates move in a direction adverse to the Portfolio's position. Such losses could reduce any profits or increase any losses sustained by a Portfolio from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

         AMERICAN DEPOSITARY RECEIPTS - Each Portfolio may invest in ADRs, which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.

         ZERO COUPON, DEFERRED INTEREST AND PIK BONDS - Fixed income securities that MFS Value Equity may invest in include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         RISK OF INVESTING IN LOWER RATED FIXED-INCOME SECURITIES - Certain of the Portfolios may invest in lower rated fixed-income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Service ("S&P") or by Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

         A Portfolio may also invest in high-yield, below investment grade fixed-income securities, which are rated Ba or lower by Moody's or BB or lower by S&P or by Fitch, or, if unrated, of comparable quality, to the extent described in the Prospectus. No minimum rating standard is required by the Portfolios. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. High-yield, below investment grade fixed-income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Subadviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market. For a description of the rating categories described above, see Appendix A.

         While a Subadviser may refer to ratings issued by established credit rating agencies, it is not the Portfolios' policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Subadviser's own independent and ongoing review of credit quality. To the extent a Portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the Subadviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds which are described above.

         HYBRID INSTRUMENTS - T. Rowe Price Growth Equity and MFS Value Equity may invest in hybrid instruments. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

         Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy would be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

         The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

         Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

         Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

         Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

         The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, each Portfolio will limit its investments in Hybrid Instruments to 10% of net assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of its return (positive or negative).

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

         SWAPS, CAPS, FLOORS AND COLLARS - Among the transactions into which Scudder International Growth may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Subadviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Subadviser. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         EURODOLLAR INSTRUMENTS - Scudder International Growth and MFS Value Equity may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Scudder International Growth might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

         OPTIONS ON SECURITIES - As noted in the Prospectus, MFS Emerging Equities, MFS Value Equity, Scudder International Growth and T. Rowe Price Growth Equity may purchase and write (sell) call and put options on securities. A Portfolio may sell options on securities for the purpose of increasing its return on such securities and/or to protect the value of its Portfolio. MFS Emerging Equities, MFS Value Equity and Scudder International Growth may only sell calls on securities if such calls are "covered," as explained below. A Portfolio may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

         A Portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the Portfolio wants to purchase at a later date. A Portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.

         A call option sold by a Portfolio is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is considered offset, and thus held in accordance with regulatory requirements, if a Portfolio holds a call on the same security and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. If a put option is sold by a Portfolio, the Portfolio will maintain liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else will hold a put on the same security and in the same principal amount as the put sold where the exercise price of the put held is equal to or greater than the exercise price of the put sold or where the exercise price of the put held is less than the exercise price of the put sold if the Portfolio maintains in a segregated account with the custodian, liquid securities with an aggregate value equal to the difference.

         Effecting a closing transaction in the case of a sold call option will permit a Portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account. Such transactions permit a Portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of a Portfolio, provided that another option on such security is not sold. If the Portfolio desires to sell a particular security from its portfolio on which it has sold a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

         A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the Portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

         A Portfolio may sell options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then sell a call option against that security. The exercise price of the call a Portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

         A Portfolio may also sell combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By entering into a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By selling a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By selling a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by a Portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         A Portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

         In certain instances, a Portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options, grant the purchaser the right to purchase (in the case of a "call"), or sell (in the case of a "put"), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous to the Portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and
(ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

         OPTIONS ON STOCK INDICES - As noted in the Prospectus, MFS Emerging Equities, MFS Value Equity, Scudder International Growth and T. Rowe Price Growth Equity may purchase and sell call and put options on stock indices. A portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although a Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs, although Scudder International Growth may sell options on indices only to close out open positions.

          In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

         A Portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the Subadviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its Portfolio. When a Portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held (a) is equal to or less than the exercise price of the call sold or (b) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         A Portfolio will receive a premium from selling a put or call option, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Portfolio has sold a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investments. By selling a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, selling covered put options on indices will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.

         A Portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

         The purchase of call options on stock indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

         YIELD CURVE OPTIONS - MFS Value Equity may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

         Yield curve options may be used for the same purposes as other options on securities. Specifically, the Portfolio may purchase or sell such options for hedging purposes. For example, the Portfolio may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Portfolio may also purchase or sell yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Subadviser, the Portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options will be sold by the Portfolio only if the Portfolio holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian liquid securities sufficient to cover the Portfolio's net liability under the two options. Therefore, the Portfolio's liability for such a covered option is generally limited to the difference between the amount of the Portfolio's liability under the option sold by the Portfolio less the value of the option held by the Portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been recently introduced, established trading markets for these securities have not yet developed.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         MFS Emerging Equities, MFS Value Equity, Scudder International Growth and T. Rowe Price Growth Equity may engage in the following types of transactions:

         FUTURES CONTRACTS - As noted in the Prospectus, the Portfolios may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect a Portfolio's current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield ("speculation").

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the date and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable - a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used to attempt to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices. For example, a Portfolio may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.

         When a Portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain in a segregated account held by the custodian, liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

         OPTIONS ON FUTURES CONTRACTS - As noted in the Prospectus, the Portfolios may purchase and sell options to buy or sell futures contracts in which they may invest ("options on futures contracts"). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law, except that Scudder International Growth may utilize such strategies only for hedging purposes. Put and call options on futures contracts may be traded by a Portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.

         An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         Options on futures contracts that are sold or purchased by a Portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the Commodities Futures Trading Commission ("CFTC") and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

         A Portfolio may sell call options on futures contracts only if it also
(a) purchases the underlying futures contract, (b) owns the instrument, or instruments included in the index, underlying the futures contract, or (c) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held (i) is equal to or less than the exercise price of the call sold or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with its custodian. A Portfolio may sell put options on futures contracts only if it also (A) sells the underlying futures contract, (B) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract, or (C) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the Portfolio in liquid securities in a segregated account with it its custodian. Upon the exercise of a call option on a futures contract sold by a Portfolio, the Portfolio will be required to sell the underlying futures contract which, if the Portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the Portfolio is exercised, the Portfolio will be required to purchase the underlying futures contract which, if the Portfolio has covered its obligation through the sale of such contract, will close out its futures position.

         The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option the Portfolio has sold is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

         FORWARD CONTRACTS ON FOREIGN CURRENCY - As noted in the Prospectus, the Portfolios may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. Forward contracts may be used for hedging to attempt to minimize the risk to a Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each Portfolio intends to enter into forward contracts for hedging purposes. In particular, a forward contract to sell a currency may be entered into where the Portfolio seeks to protect against an anticipated increase in the rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a forward contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. The Portfolio also may enter into a forward contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. In addition, the Portfolio may enter into forward contracts for "cross hedging" purposes; e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency.

         If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, a Portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The Portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Portfolio's profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.

         A Portfolio will also enter into transactions in forward contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, a Portfolio may purchase a given foreign currency through a forward contract if, in the judgment of the Subadviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the Portfolio may sell the currency through a forward contract if the Subadviser believes that its value will decline relative to the dollar.

         A Portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.

         Each Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted.

         A Portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Subadviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. A Portfolio may also hold foreign currency in anticipation of purchasing foreign securities.

         OPTIONS ON FOREIGN CURRENCIES - As noted in the Prospectus, the Portfolios may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

         A Portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve risks which may not be present in the case of exchange-traded instruments.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the Portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the Portfolio also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  RISKS ASSOCIATED WITH INVESTING IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS

         RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S SECURITIES - A Portfolio's abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's securities. In the case of futures and options based on an index, the Portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

         For example, if a Portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the Portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the Portfolio has a position and the portfolio securities the Portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the Portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.

         It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Portfolio's portfolio or the intended acquisitions being hedged.

         The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.

         The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

         Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the Portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

         In selling a covered call option on a security, index or futures contract, a Portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the Portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the

Portfolio may not be fully covered. As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

         The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of a Portfolio's portfolio. When a Portfolio sells an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings or any increase in the cost of the instruments to be acquired.

         When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the Portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.

         In the event of the occurrence of any of the foregoing adverse market events, the Portfolio's overall return may be lower than if it had not engaged in the hedging transactions.

         It should also be noted that a Portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. A Portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the Portfolio may not fully protect it against risk of loss and, in any event, the Portfolio could suffer losses on the option position which might not be offset by corresponding portfolio gains.

         A Portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the Portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this Statement, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.

         With respect to entering into straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the Portfolio with two simultaneous premiums on the same security, but involve additional risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

         RISK OF A POTENTIAL LACK OF A LIQUID SECONDARY MARKET - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a Portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if a Portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

         The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.

         The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         MARGIN - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Portfolio or decreases in the prices of securities or other assets the Portfolio intends to acquire. Where a Portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

          TRADING AND POSITION LIMITS - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Subadvisers do not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the Portfolios.

         RISKS OF OPTIONS ON FUTURES CONTRACTS - The amount of risk a
Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.

         RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES - Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the Portfolio to respond to such events in a timely manner.

         Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

         Unlike transactions entered into by a Portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater loses.

         Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Subadviser.

         Options on securities, options on stock indexes, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         POLICIES ON THE USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS - In order to assure that a Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that a Portfolio enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets.

         The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold over-the-counter options are illiquid and, therefore, together with other illiquid securities held by a Portfolio, cannot exceed 15% of a Portfolio's assets (the "SEC illiquidity ceiling"). Although the Subadvisers may disagree with this position, each Subadviser intends to limit the Portfolios' selling of over-the-counter options in accordance with the following procedure. Except as provided below, MFS Emerging Growth and MFS Value Equity intend to sell over-the-counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts a Portfolio has in place with such primary dealers provide that the Portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. Each Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. Each Portfolio may also sell over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.

         The policies described above are not fundamental and may be changed without shareholder approval, as may each Portfolio's investment objective.

                       DIRECTORS AND OFFICERS OF THE FUND

         The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below. Persons who have consented to being referenced in this Statement of Additional Information as persons about to become Directors, are indicated by an asterisk (*) below. Some Directors and officers hold similar positions with other investment companies in the same Fund Complex managed by Aetna as the investment adviser. The Fund Complex presently consists of Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund (Series B and Series C), Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Portfolio Partners, Inc.

Name, Address and Age              Position(s) Held with Registrant        Principal Occupation During Past Five
---------------------              --------------------------------        Years (and Positions held with
                                                                           Affiliated Persons or Principal
                                                                           Underwriter of the Registrant)
                                                                           ------------------------------
Daniel P. Kearney*                 Director and President                  Director, President, and Chief Executive
151 Farmington Avenue              (Interested person, as defined          Officer, Aetna Life Insurance and Annuity
Hartford, Connecticut              by the 1940 Act.)                       Company, December 1993 to present; Executive
Age 57                                                                     Vice President, Aetna Inc. (formerly Aetna
                                                                           Life and Casualty Company), December 1993 to
                                                                           present; Group Executive, Aetna Inc.
                                                                           (formerly Aetna Life and Casualty Company),
                                                                           1991 to 1993; Director, Aetna Investment
                                                                           Services, Inc., November 1994 to present;
                                                                           Director, Aetna Insurance Company of America,
                                                                           May 1994 to present.

Peter C. Aldrich*                  Director                                Chairman and Chief Executive Officer, AEW
151 Coolidge Hill                                                          International, January 1997 to present;
Cambridge, Massachusetts                                                   Co-Chairman, AEW Capital Management, March 1981
Age 53                                                                     to present.

Edward Lowenthal*                  Director                                President, Wellsford Real Properties, Inc.,
201 Hamilton Road                                                          May 1997 to present; President, Wellsford
Ridgewood, New Jersey                                                      Residential Property Trust, August 1986 to
Age 52                                                                     May 1997.

Martin T. Conroy                   Vice President, Chief Financial         Assistant Treasurer, Aetna Life
151 Farmington Avenue              Officer and Treasurer                   Insurance and Annuity Company, October
Hartford, Connecticut                                                      1991 to present.
Age 57

                                      -22-

Laurie M. LeBlanc, CFP             Vice President                          Vice President, Aetna Retirement
151 Farmington Avenue                                                      Services, Fund Strategy and Management,
Hartford, Connecticut                                                      December 1995 to present; Vice
Age 45                                                                     President, Connecticut Mutual Financial
                                                                           Services, Investment Products, July
                                                                           1994 to December 1995; Vice President,
                                                                           CIGNA Investments, Inc. and CIGNA
                                                                           International Investment Advisers,
                                                                           Ltd., October 1988 to July 1994.

Amy R. Doberman                    Secretary                               Counsel, Aetna Life Insurance and
151 Farmington Avenue                                                      Annuity Company, December 1996 to
Hartford, Connecticut                                                      present; Assistant Chief Counsel,
Age 35                                                                     Division of Investment Management, Securities
                                                                           and Exchange Commission, January 1995
                                                                           to November 1996; Senior Special
                                                                           Counsel, Securities and Exchange
                                                                           Commission, September 1994 to January
                                                                           1995; Special Counsel, Securities and
                                                                           Exchange Commission, September 1993 to
                                                                           September 1994; Staff Attorney,
                                                                           Securities and Exchange Commission,
                                                                           June 1992 to September 1993.


         Members of the Board of the Fund who are also directors, officers or employees of Aetna Inc. or its affiliates are not entitled to any compensation from the Fund. Members of the Board who are not affiliated with Aetna or its subsidiaries are entitled to receive an annual retainer of $20,000 for service on the Board. In addition, each such member will receive a fee of $2,500 per meeting for each regularly scheduled Board meeting; and $1,500 for each in-person committee meeting on any day on which a regular Board meeting is not scheduled. A Committee Chairperson fee of $1,500 each will be paid to the Chairperson of the Valuation and Audit Committees. All of the above fees are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the date compensation is earned.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         Shares of the Portfolios will be owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies"). It is currently expected that all shares will be held by separate accounts of Aetna and its subsidiary, Aetna Insurance Company of America, Inc., on behalf of their respective separate accounts. See "Voting Rights" below.

         Aetna is an indirect wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the SEC as an investment adviser and as of June 30, 1997, manages over $___ billion in assets.

                        THE INVESTMENT ADVISORY AGREEMENT

         On                  , 1997, the Fund's Board of Directors approved an
investment advisory agreement (Investment Advisory Agreement) between the Fund and Aetna for each of the Portfolios to continue through June 30, 1999.

         Under the Investment Advisory Agreement and subject to the direction of the Board of Directors of the Fund, Aetna has responsibility, among other things, to (i) select the securities to be purchased, sold or exchanged by each Portfolio, and place trades on behalf of each Portfolio, or delegate such responsibility to one or more subadvisers; (ii) supervise all aspects of the operations of the Portfolios; (iii) obtain the services of, contract with, and provide instructions to custodians and/or subcustodians of each Portfolio's securities, transfer agents, dividend paying agents, pricing services and other service providers as are necessary to carry out the terms of the Investment Advisory Agreement; (iv) monitor the investment program maintained by each Subadviser for the Portfolios and the Subadvisers' compliance programs to ensure that the Portfolio's assets are invested in compliance with the Subadvisory Agreement and the Portfolio's investment objectives and policies as adopted by the Board and described in the most current effective amendment of the registration statement for the Portfolio, as filed with the Commission under the 1933 Act and the 1940 Act ("Registration Statement"); (v) review all data and financial reports prepared by each Subadviser to assure that they are in compliance with applicable requirements and meet the provisions of applicable laws and regulations; (vi) establish and maintain regular communications with each Subadviser to share information it obtains with each Subadviser concerning the effect of developments and data on the investment program maintained by the Subadviser; (vii) oversee all matters relating to the offer and sale of the Portfolios' shares, the Fund's corporate governance, reports to the Board, contracts with all third parties on behalf of the Portfolios for services to the Portfolios, reports to regulatory authorities and compliance with all applicable rules and regulations affecting the Portfolios' operations; and (viii) take other actions that appear to Aetna and the Board to be necessary.

         The Investment Advisory Agreement provides that Aetna shall pay (a) the salaries, employment benefits and other related costs of those of its personnel engaged in providing investment advice to the Portfolio, including, without limitation, office space, office equipment, telephone and postage costs and (b) any fees and expenses of all Directors, officers and employees, if any, of the Fund who are employees of Aetna or an affiliated entity and any salaries and employment benefits payable to those persons.

         The Investment Advisory Agreement has an initial term of just under two years and provides that it will remain in effect from year-to-year thereafter if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" as that term is defined in the 1940 Act, of the Fund or of Aetna, in person at a meeting called for that purpose. The Investment Advisory Agreement may be terminated as to a particular Portfolio without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of that Portfolio, or (iii) Aetna. The Investment Advisory Agreement terminates automatically in the event of assignment.

         Aetna also serves as investment adviser to the following investment companies: Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc. and Aetna Variable Portfolios, Inc.

                           THE SUBADVISORY AGREEMENTS

         On                , 1997, the Fund's Board of Directors approved
subadvisory agreements ("Subadvisory Agreements") between Aetna and Massachusetts Financial Services Company ("MFS") with respect to MFS Emerging Equities, MFS Research Growth and MFS Value Equity; with Scudder, Stevens & Clark, Inc. ("Scudder") with respect to Scudder International Portfolio; and with T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to T. Rowe
Price Growth Equity, to continue through          . Each Subadvisory Agreement
remains in effect from year-to-year if approved annually by a majority vote of the Directors, including a majority of the Directors who are not "interested persons" of the Fund, Aetna or any Subadviser, in person, at a meeting called for that purpose. Each Subadvisory Agreement may be terminated without penalty at any time on sixty days' written notice by (i) the Directors, (ii) a majority vote of the outstanding voting securities of the respective Portfolio, (iii) Aetna, or (iv) the relevant

Subadviser. Each Subadvisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Advisory Agreement with Aetna.

         Under each Subadvisory Agreement, the Subadviser supervises the investment and reinvestment of cash and securities comprising the assets of the Portfolios. Each Subadvisory Agreement also directs the Subadviser to (a) determine the securities to be purchased or sold by the Portfolios, and (b) take any actions necessary to carry out its investment subadvisory responsibilities.

         Each Subadviser pays the salaries, employment benefits and other related costs of personnel engaged in providing investment advice including office space, facilities and equipment.

          As compensation, Aetna pays each Subadviser a monthly fee as described in the Prospectus. Aetna has certain obligations under the Subadvisory Agreements and retains overall responsibility for monitoring the investment program maintained by the Subadviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, Aetna will consult with and assist the Subadviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by the Subadvisers to the Fund's Board of Directors.

                      THE ADMINISTRATIVE SERVICES AGREEMENT

         Pursuant to an Administrative Services Agreement, between the Fund and Aetna, Aetna has agreed to provide all administrative services in support of the Portfolios. As a result, a Portfolio's costs and fees are limited to its advisory fee, the administrative services charge and transaction costs. The Administrative Services Agreement will remain in effect until ________ __, 1999. Thereafter, it will remain in effect from year-to-year if approved annually by a majority of the Directors. It may be terminated by either party on sixty days' written notice.

                                    CUSTODIAN

         Investors Bank & Trust Company, Boston, Massachusetts, serves as custodian for the assets of the Portfolios. The custodian does not participate in determining the investment policies of a Portfolio or in deciding which securities are purchased or sold by a Portfolio.

                              INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP, Hartford, Connecticut 06103 will serve as independent auditors to the Portfolios. KPMG Peat Marwick LLP provides audit services, assistance and consultation in connection with SEC filings.

                              PRINCIPAL UNDERWRITER

              Shares of the Portfolios are offered on a continuous basis. Aetna has agreed to use its best efforts to distribute the shares of the Portfolios as the principal underwriter of the Fund pursuant to an Underwriting Agreement between it and the Fund. The Agreement was approved on ____________, 1997 to continue through _______________ . Thereafter, the Underwriting Agreement may be continued from year to year if approved annually by the Directors or by a vote of holders of a majority of each Portfolio's shares, and by a vote of a majority of the Directors who are not "interested persons" of Aetna, or the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Directors or Aetna or by vote of holders of a majority of a Portfolio's shares without the payment of any penalty.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

         Subject to the direction of the Directors, Aetna and the Subadvisers have responsibility for making the Portfolios' investment decisions, for effecting the execution of trades for the Portfolios and for negotiating any brokerage commissions thereof. It is the policy of Aetna and the Subadvisers to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a brokerage firm's capital position), research and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade. In implementing their trading policy, Aetna and the Subadvisers may place a Portfolio's transactions with such brokers or dealers and for execution in such markets as, in the opinion of the Adviser or Subadvisers, will lead to the best overall quality of execution for the Portfolio.

         Aetna and the Subadvisers may receive a variety of brokerage and research services from brokerage firms that execute trades on behalf of the Portfolios. These services may benefit the Adviser and/or advisory clients other than the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolio and other investment companies and accounts, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. Aetna and the Subadvisers may consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aetna's and the Subadvisers' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions that are reasonable in relation to the value of the services provided by the broker, taking into consideration research and other services provided. When either Aetna or the Subadvisers believe that more than one broker can provide best execution, preference may be given to brokers who provide additional services to Aetna or the Subadvisers.

         Consistent with securities laws and regulations, Aetna and the Subadvisers may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions; or (2) by means of separate, non-commission payments. Aetna's and the Subadvisers' judgment as to whether and how they will obtain the specific brokerage and research services will be based upon their analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aetna's and the Subadvisers' opinion as to which services and which means of payment are in the long-term best interests of a Portfolio. The Portfolios have no present intention to effect any brokerage transactions in portfolio securities through Aetna, the Subadvisers or any affiliate thereof. If a Portfolio enters into a transaction with any such person in the future, the transaction will comply with Rule 17e-1 under the 1940 Act. Certain officers of Aetna and the Subadvisers also manage the securities portfolios of their own and their affiliates. Further, Aetna and the Subadvisers also act as investment adviser to other investment companies registered under the 1940 Act and other client accounts.

         To the extent Aetna or the Subadvisers desire to buy or sell the same publicly traded security at or about the same time for more than one client, the purchases or sales will normally be aggregated, and allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each, taking into consideration the respective investment objectives of the clients, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for those transactions. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

         The Board of Directors has adopted a policy allowing trades to be made between a Portfolio and a registered investment company or series thereof that is an affiliated person of the Portfolio (and certain noninvestment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Portfolio may buy a security from or sell another security to another registered investment company or private advisory account advised by Aetna or by one of the Subadvisers. The Board of Directors, Aetna and each Subadviser have also adopted Codes of Ethics governing personal trading by persons who manage, or who have access to trading activity by, a Portfolio. The Codes allow trades to be made in securities that may be held by a Portfolio. However, they prohibit a person from taking advantage of Portfolio trades or from acting on inside information.

                              DESCRIPTION OF SHARES

         The Articles of Incorporation authorize the Fund to issue one billion shares of common stock with a par value of $.001 per share. The shares are nonassessable, transferable, redeemable and do not have pre-emptive rights or cumulative voting rights. The shares may be issued as whole or fractional shares and are uncertificated.

         The shares may be issued in series or portfolios having separate assets and separate investment objectives and policies. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of that portfolio available for distribution to shareholders.

                                 NET ASSET VALUE

         Securities of the Portfolios are generally valued by independent pricing services. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over-the-counter are valued at the last sale price or at the last bid price if there has been no sale that day. Short-term debt securities that have a maturity date of more than sixty days will be valued at the mean of the last bid and asked price obtained from principal market makers. Long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker that is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities.

         Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Stock index futures contracts and interest rate futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded.

                             PERFORMANCE INFORMATION

         Total return of a Portfolio for periods longer than one year is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Portfolio made at the beginning of each period, then calculating the average annual compounded rate of return which would produce the same investment return on the $1,000 investment over the same period. Total return for a period of one year or less is equal to the actual investment return on a $1,000 investment in the Portfolio during that period. Total return calculations assume that all Portfolio distributions are reinvested at net asset value on their respective reinvestment dates.

          The performance of the Portfolios is commonly measured as total return. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                               P ( 1 + T ) (n) = ERV

         Investors should not consider this performance data as an indication of the future performance of any of the Portfolios.

         The performance of a Portfolio may, from time to time, be compared to that of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

         Each Portfolio is newly organized and does not yet have its own performance record. However, each Portfolio has the same investment objective and follows substantially the same investment strategies as a mutual fund or funds whose shares are currently sold to the public or through variable insurance products and is/are managed by MFS, Scudder or T. Rowe Price, as applicable. The Prospectus contains historical performance information of these similarly managed funds. Advertisements for Portfolio Partners, Inc. may also include historical performance of these similarly managed Funds, subject to regulatory approval.

         A Portfolio's investment results will vary from time to time depending upon market conditions, the composition of its investment portfolio and its operating expenses. The total return for a Portfolio should be distinguished from the rate of return of a corresponding division of the insurance company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Portfolio will only be included in sales literature if comparable performance figures for the corresponding division of the separate account accompany the sales literature. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. Each Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

                                   TAX STATUS

         The following is only a summary of certain additional tax considerations generally affecting each Portfolio that are not described in the Prospectus. The discussions below and in the Prospectus are not intended as substitutes for careful tax planning.

         The holders of variable life insurance policies or annuity contracts should not be subject to tax with respect to distributions made on, or redemptions of, Portfolio shares, assuming that the variable life insurance policies and annuity contracts qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as life insurance or annuities, respectively, and that the shareholders are treated as owners of the Portfolio shares. See "Qualification of Segregated Asset Accounts." Thus, this summary does not describe the tax consequences to a holder of a life insurance policy or annuity contract as a result of the ownership of such policies or contracts. Policy or contract holders must consult the prospectuses of their respective policies or contracts for information concerning the federal income tax consequences of owning such policies or contracts. This summary also does not describe the tax consequences applicable to the owners of the Portfolio shares because the Portfolio shares will be sold only to insurance companies. Thus, purchasers of Portfolio shares must consult their own tax advisers regarding the federal, state, and local tax consequences of owning Portfolio shares.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described in this section. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from such sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Portfolio elects otherwise), will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Portfolio on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (as applicable, depending on the type of Portfolio) (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Portfolio as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Portfolio grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Portfolio grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Portfolio may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Portfolio on the lapse of, or any gain or loss recognized by a Portfolio from a closing transaction with respect to, an option written by the Portfolio will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Portfolio will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Portfolio may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Certain transactions that may be engaged in by a Portfolio (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Portfolio, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not Section 1256 contracts. Under Treasury regulations, gains arising from

Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         A Portfolio may enter into notional principal contracts, including interest rate swaps, caps, floors, and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratable over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap, a cap or floor, under an alternative method contained in the regulations).

         A Portfolio may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFIC") for federal income tax purposes. If a Portfolio invests in a PFIC, it may elect to treat the PFIC as a qualified electing fund (a "QEF") in which event the Portfolio will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Portfolio receives distributions of any such ordinary earnings or capital gain from the PFIC. If a Portfolio does not elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Portfolio upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Portfolio from the PFIC will be allocated ratably over the Portfolio's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Portfolio's gross income for such year as ordinary income (and the distribution of such portion by the Portfolio to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Portfolio level), (3) the Portfolio shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, the sum of (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year and (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the portfolio to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Portfolio thereon) will again be taxable to the shareholders as an ordinary income dividend.

         Under proposed Treasury Regulations a Portfolio can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Portfolio's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will constitute ordinary income and will not be subject to the Short-Short Gain Test, and the Portfolio's holding period with respect to such PFIC stock will commence on the first day of the next taxable year. If a Portfolio makes such election in the first taxable year it holds PFIC stock, it will not incur the tax described in the previous paragraph.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

         If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

QUALIFICATION OF SEGREGATED ASSET ACCOUNTS

         Under Code Section 817(h), a variable life insurance or annuity contract will not be treated as a life insurance policy or annuity contract, respectively, under the Code, unless the segregated asset account upon which such contract or policy is based is "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide that, except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the segregated asset account's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. As a safe harbor, a segregated asset account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government securities and securities of other regulated investment companies. In addition, a segregated asset account with respect to a variable life insurance contract is treated as adequately diversified to the extent of its investment in securities issued by the United States Treasury.

         For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are held only by insurance companies and certain fund managers (a "Closed Fund").

         If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income the "income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is, generally, the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (2) exclude foreign currency gains and losses from Section 998 transactions incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules affecting investment in a Portfolio.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of the shareholders. The shareholders of the Portfolios are the insurance companies for their separate accounts using the Portfolios to fund VA Contracts and VLI Policies. The insurance company depositors of the separate accounts pass voting rights attributable to shares held for VA Contracts and VLI Policies through to Contract owners and Policy owners as described in the prospectus for the applicable VA Contract or VLI Policy.

         The Directors of the Fund shall continue to hold office until the Annual Meeting of Shareholders next held after his/her election, or until his/her successor is duly elected and qualified. No meeting of the shareholders for the purpose of electing Directors will be held. However, Shareholders holding a majority of outstanding shares may request a special meeting for the purpose of removing and replacing a Director. Vacancies on the Board occurring between any such meetings shall be filled by the remaining Directors. Any Director may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a Director.

         Special shareholder meetings may be called when requested in writing by the holders of not less than 50% of the outstanding voting shares of a Portfolio. Any request must state the purposes of the proposed meeting.

         The Articles may be amended if duly advised by a majority of the Directors and approved by the affirmative vote of a majority of votes entitled to be cast.

                              FINANCIAL STATEMENTS

      A Statement of Assets and Liabilities of each of the Portfolios as of , 1997 and related footnotes is set forth below.

                           [To be filed by amendment]

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issuer ranks in the lower end of its rating category.

STANDARD & POOR'S RATING SERVICE

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, the bonds face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.


FITCH INVESTORS SERVICES, INC.

         AAA: Bonds considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C:   Bonds are in imminent default in payment of interest or principal.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:   Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                     PART C
                                OTHER INFORMATION


ITEM  24.    FINANCIAL STATEMENTS AND EXHIBITS

a.       FINANCIAL STATEMENTS

         (1) Included in Part A:
               -- None

         (2) Included in Part B:
               -- To be filed by amendment.

b.    EXHIBITS
         EX-99.B1          Articles of Incorporation
         EX-99.B2          By-laws
         EX-99.B3          Not Applicable
         EX-99.B4          Not Applicable
         EX-99.B5(a)       Form of Investment Advisory Agreement between Portfolio Partners, Inc. and Aetna Life
                           Insurance and Annuity Company ("Aetna")
         EX-99.B5(b)       Form of Subadvisory Agreement between Aetna and Massachusetts Financial Services
                           Company
         EX-99.B5(c)       Form of Subadvisory Agreement between Aetna and Scudder, Stevens & Clark, Inc.
         EX-99.B5(d)       Form of Subadvisory Agreement between Aetna and T. Rowe Price Associates, Inc.
         EX-99.B6          Form of Underwriting Agreement between the Registrant and Aetna Life Insurance and
                           Annuity Company
         EX-99.B7          Not Applicable
         EX-99.B8          Form of Custodian Agreement
         EX-99.B9(a)       Form of Administrative Services Agreement
         EX-99.B9(b)       License Agreement between Aetna and T. Rowe Price Associates, Inc.
         EX-99.B10         Opinion and Consent of Counsel
         EX-99.B11(a)      Consent of Independent Auditors(1)
         EX-99.B11(b)      Form of Consents of proposed Directors
         EX-99.B12         Not Applicable
         EX-99.B13         Agreement re:  Initial Contribution to Working Capital
         EX-99.B14         Not Applicable
         EX-99.B15         Not Applicable
         EX-99.B16         Schedule for Computation of Performance Data(1)
         EX-99.B17         (See Exhibit 27 below)
         EX-99.B18         Not Applicable
         EX-99.B19         Powers of Attorney(1)
         27                Financial Data Schedule(1)

______________________________
(1)  To be filed by amendment.

ITEM  25.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

A list of all persons directly or indirectly under common control with the Registrant which indicates principal business of each such company referenced is incorporated herein by reference to Item 25 of the Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on July 9, 1997.

ITEM  26.        NUMBER OF HOLDERS OF SECURITIES

None

ITEM  27.        INDEMNIFICATION

Article Ninth, Section (d) of the Registrant's Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant's officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

ITEM  28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Aetna Life Insurance and Annuity Company (Aetna) is an insurance company that issues variable and fixed annuities and variable and universal life insurance policies, and acts as principal underwriter and depositor for separate accounts holding assets for variable contracts and policies. Aetna acts as the investment adviser and principal underwriter for the Registrant, Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)), and acts as investment adviser only for Aetna Series Fund, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940
Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

                            Positions and Offices         Other Principal Position(s) Held
Name                      with Investment Adviser         Since Oct. 31, 1994/Addresses*/**
----                      -----------------------         ---------------------------------
Daniel P. Kearney        Director, President and          Director and President (since March 1996) --
                         Executive Officer                Aetna Retirement Holdings, Inc.; President (since
                                                          December 1995) -- Aetna Retirement Services,
                                                          Inc.; President (since December 1993) -- Aetna
                                                          Life Insurance and Annuity Company; Executive
                                                          Vice President (since

                                                    -5-

                                                          December 1993) -- Aetna Inc. (formerly Aetna Life
                                                          and Casualty Company); Director (since 1992) --
                                                          MBIA, Inc.

Christopher J. Burns     Director and Senior              Director, Aetna Financial Services, Inc. (since January
                         Vice President                   1996), and Aetna Investment Services, Inc. (since July
                                                          1992); President, Chief Operations Officer (since
                                                          November 1996) -- Aetna Investment Services, Inc.;
                                                          Director (since March 1996) -- Aetna Retirement
                                                          Holdings, Inc.

J. Scott Fox             Director and Senior Vice         Director and Senior Vice President (since March
                         President                        1997) -- Aetna Retirement Holdings, Inc.; Senior
                                                          Vice President (since March 1997) -- Aetna Life
                                                          Insurance and Annuity Company Managing Director,
                                                          Chief Operating Officer, Chief Financial Officer,
                                                          Treasurer (April 1994 - March 1997) -- Aeltus
                                                          Investment Management, Inc.


Timothy A. Holt          Director, Senior Vice            Senior Vice President and Chief Financial Officer
                         President and Chief              (since February 1996) -- Aetna Life Life Insurance
                         Financial Officer                and Annuity Company; Vice President (June 1991 -
                                                          February 1996) -- Portfolio Management/Investment
                                                          Group, Aetna Inc. (formerly known as Aetna Life
                                                          and Casualty Company); Director (since March 1996)
                                                          -- Aetna Retirement Holdings, Inc.; Vice President
                                                          (since September 1996) -- Aetna Retirement
                                                          Holdings, Inc.


John Y. Kim              Director and Senior Vice         President (since December 1995) -- Aeltus Investment
                         President                        Management, Inc.; Chief Investment Officer (since May
                                                          1994) -- Aetna Life Insurance and Annuity Company.

Shaun P. Mathews         Director and Senior Vice         Director (since December 1996) -- Aetna Insurance
                         President                        Agency Holding Company, Inc.; Vice President
                                                          (since February 1996), Senior Vice President
                                                          (March 1991 Present) -- Aetna Life Insurance and
                                                          Annuity Company; Director, Aetna Investment
                                                          Services, Inc. (since July 1993), and Aetna
                                                          Insurance Company of America (since February
                                                          1993).

Glen Salow               Director and Vice President      Vice President (since 1992) -- Aetna Life Insurance and
                                                          Annuity Company.


                                                    -6-

Kirk P. Wickman          Vice President, General          Vice President, General Counsel and Corporate
                         Counsel and Secretary            Secretary (since March 1997) -- Aetna Retirement
                                                          Holdings, Inc.; Vice President, General Counsel
                                                          and Secretary (since November 1996) -- Aetna Life
                                                          Insurance and Annuity Company; Vice President and
                                                          Counsel (June 1992 - November 1996) -- Aetna Life
                                                          Insurance Company.

Deborah Koltenuk         Vice President and               Vice President, Investment Planning and Financial
                         Treasurer, Corporate             Reporting (April 1996 to July 1996) -- Aetna Life
                         Controller                       Insurance Company; Vice President, Investment
                                                          Planning and Financial Reporting (October 1994 to
                                                          April 1996) Aetna Life Insurance Company, the
                                                          Aetna Casualty and Surety Company and The Standard
                                                          Fire and Insurance Company; Vice President and
                                                          Treasurer, Corporate Controller (since March 1996)
                                                          -- Aetna Retirement Holdings, Inc.

Frederick D. Kelsven     Vice President and Chief         Director of Compliance (January 1985 to September
                         Compliance Officer               1996) -- Nationwide Life Insurance Company.

     * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
    ** Certain officers and directors of the Investment Adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant which are not deemed to be principal positions.

The following information relates to the Subadvisers of the Registrant.

Massachusetts Financial Services Company (MFS)
----------------------------------------------

         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International
Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series: MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series:
MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value
Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania

Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST"). The principal business address of each of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end Funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS closed-end Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Government Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds-U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Fund-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Emerging Markets Debt Fund" (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

         Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS
         ---

         The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., Patricia A. Zlotin, John W. Ballen, Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin
R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         Massachusetts Investors Trust
         -----------------------------
         Massachusetts Investor Growth Stock Fund
         ----------------------------------------
         MFS Growth Opportunities Fund
         -----------------------------
         MFS Government Securities Fund
         ------------------------------
         MFS Series Trust I
         ------------------
         MFS Series Trust V
         ------------------
         MFS Series Trust VI
         -------------------
         MFS Series Trust X
         ------------------
         MFS Government Limited Maturity Fund
         ------------------------------------

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

          MFS Series Trust II
          -------------------

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Government Markets lncome Trust
         -----------------------------------
         MFS Intermediate Income Trust
         -----------------------------

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust III
         --------------------

         A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas

London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust IV
         -------------------
         MFS Series Trust IX
         -------------------

         A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VII
         --------------------

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Series Trust VIII
         ---------------------

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Municipal Series Trust
         --------------------------

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Variable Insurance Trust
         ----------------------------
         MFS Union Standard Trust
         ------------------------
         MFS Institutional Trust
         -----------------------

         A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Income Trust
         --------------------------

         A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Multimarket Income Trust
         ----------------------------
         MFS Charter Income Trust
         ------------------------

         A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Special Value Trust
         -----------------------

         A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS/Sun Life Series Trust
         -------------------------

         John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick Jr., is the Assistant Secretary,

         Money Market Variable Account
         -----------------------------
         High Yield Variable Account
         ---------------------------
         Capital Appreciation Variable Account
         -------------------------------------
         Government Securities Variable Account
         --------------------------------------
         Total Return Variable Account
         -----------------------------
         World Governments Variable Account
         ----------------------------------
         Managed Sectors Variable Account
         --------------------------------

         John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

         MIL
         ---

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Thomas J. Cashman, Jr., an Executive Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James F. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph
W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas D. Hastings is the Assistant Treasurer.

         MIL-UK
         ------

         A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors. Stephen E. Cavan is a Director and the Secretary, James E. Russell is the Treasurer, and Robert
T. Burns is the Assistant Secretary.

         MIL Funds
         ---------

         A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

         MFS Meridian Funds
         ------------------

         A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary and James O. Yost is the Assistant Treasurer.

         MFD
         ---

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         CIAI
         ----

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffery L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSC
         ----

         A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI
         ----

         A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI
         ---

         William W. Scott, Jr. and Bruce Avery are Directors, Arnold D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

            A. Keith Brodkin       Director, Sun Life Assurance Company of
                                    Canada (U.S.), One Sun Life Executive Park,
                                    Wellesley Hills, Massachusetts
                                   Director, Sun Life Insurance and Annuity
                                    Company of New York, 67 Broad Street, New
                                    York, New York

            Donald A. Stewart      President and a Director, Sun Life Assurance
                                    Company of Canada, Sun Life Centre, 150 King
                                    Street West, Toronto, Ontario, Canada (Mr.
                                    Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

            John D. McNeil         Chairman, Sun Life Assurance Company of
                                    Canada, Sun Life Centre, 150 King Street
                                    West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                    Life)

            Joseph W. Dello Russo  Director of Mutual Fund Operations,
                                    The Boston Company, Exchange Place, Boston,
                                    Massachusetts (until August, 1994)

Scudder, Stevens & Clark, Inc.
------------------------------
Scudder, Stevens & Clark, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

         Name            Business and Other Connections of Board of Directors
         ----            ----------------------------------------------------
Stephen R. Beckwith      Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                              Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong         Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                              (investment company) +
                         Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                         Supervisory Director, Scudder Mortgage Fund (investment company)+
                         Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                             I & II (investment company)+
                         Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager)#
                         Trustee, Scudder Funds Trust (investment company)*
                         President & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                         President & Director, Scudder World Income Opportunities Fund, Inc. (investment company)**
                         Director, Canadian High Income Fund (investment company)#
                         Director, Hot Growth Companies Fund (investment company)#
                         President, The Japan Fund, Inc. (investment company)**
                         Director, Sovereign High Yield Investment Company (investment company)+

Nicholas Bratt           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         President & Director, Scudder New Europe Fund, Inc. (investment company)**
                         President & Director, The Brazil Fund, Inc. (investment company)**
                         President & Director, The First Iberian Fund, Inc. (investment company)**
                         President & Director, Scudder International Fund, Inc. (investment company)**
                         President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                             Global Fund) (investment company)**
                         President & Director, The Korea Fund, Inc. (investment company)**
                         President & Director, Scudder New Asia Fund, Inc. (investment company)**
                         President, The Argentina Fund, Inc. (investment company)**
                         Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**

                                      -13-

                         Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                         Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                             Toronto, Ontario, Canada
                         Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown         Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Trustee, Scudder GNMA Fund (investment company)*
                         Trustee, Scudder U.S. Treasury Fund (investment company)*
                         Trustee, Scudder Tax Free Money Fund (investment company)*
                         Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                         Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                         Director & President, Scudder Trust Company (a trust company)+++
                         Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                         Vice President, Scudder Service Corporation (in-house transfer agent)*
                         Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                         President & Trustee, AARP Cash Investment Funds (investment company)**
                         President & Trustee, AARP Growth Trust (investment company)**
                         President & Trustee, AARP Income Trust (investment company)**
                         President & Trustee, AARP Tax Free Income Trust (investment company)**
                         Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima      Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Vice President, Scudder California Tax Free Trust (investment company)*
                         Vice President, Scudder Equity Trust (investment company)**
                         Vice President, Scudder Cash Investment Trust (investment company)*
                         Vice President, Scudder Fund, Inc. (investment company)**
                         Vice President, Scudder Global Fund, Inc. (investment company)**
                         Vice President, Scudder GNMA Fund (investment company)*
                         Vice President, Scudder Portfolio Trust (investment company)*
                         Vice President, Scudder Institutional Fund, Inc. (investment company)**
                         Vice President, Scudder International Fund, Inc. (investment company)**
                         Vice President, Scudder Investment Trust (investment company)*
                         Vice President, Scudder Municipal Trust (investment company)*
                         Vice President, Scudder Mutual Funds, Inc. (investment company)**
                         Vice President, Scudder New Asia Fund, Inc. (investment company)**
                         Vice President, Scudder New Europe Fund, Inc. (investment company)**
                         Vice President, Scudder Securities Trust (investment company)*
                         Vice President, Scudder State Tax Free Trust (investment company)*
                         Vice President, Scudder Funds Trust (investment company)**
                         Vice President, Scudder Tax Free Money Fund (investment company)*
                         Vice President, Scudder Tax Free Trust (investment company)*
                         Vice President, Scudder U.S. Treasury Money Fund (investment company)*

                                      -14-

                         Vice President, Scudder Variable Life Investment Fund (investment company)*
                         Vice President, The Brazil Fund, Inc. (investment company)**
                         Vice President, The Korea Fund, Inc. (investment company)**
                         Vice President, The Argentina Fund, Inc. (investment company)**
                         Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                             investment adviser) Toronto, Ontario, Canada
                         Vice President, The First Iberian Fund, Inc. (investment company)**
                         Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                         Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Director, Scudder Global Fund, Inc. (investment company)**
                         Director, Scudder International Fund, Inc. (investment company)**
                         Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                         President & Director, SFA, Inc. (advertising agency)*
                         Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                         Trustee, Scudder Investment Trust (investment company)*
                         Trustee, Scudder Portfolio Trust (investment company)*
                         Trustee, Scudder Municipal Trust (investment company)*
                         Trustee, Scudder Securities Trust (investment company)*
                         Trustee, Scudder State Tax Free Trust (investment company)*
                         Trustee, Scudder Equity Trust (investment company)**
                         Vice President, Scudder U.S. Treasury Money Fund (investment company)*

John T. Packard          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         President, Montgomery Street Income Securities, Inc. (investment company)(o)
                         Director, Scudder Realty Advisors, Inc. (realty investment adviser)(x)

Daniel Pierce            Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                         Trustee, Scudder California Tax Free Trust (investment company)*
                         President & Trustee, Scudder Equity Trust (investment company)**
                         Director, The First Iberian Fund, Inc. (investment company)**
                         President & Trustee, Scudder GNMA Fund (investment company)*
                         President & Trustee, Scudder Portfolio Trust (investment company)*
                         President & Trustee, Scudder Funds Trust (investment company)**
                         President & Director, Scudder Institutional Fund, Inc. (investment company)**
                         President & Director, Scudder Fund, Inc. (investment company)**
                         Chairman & Director, Scudder International Fund, Inc. (investment company)**
                         President & Trustee, Scudder Investment Trust (investment company)*
                         Vice President & Trustee, Scudder Municipal Trust (investment company)*
                         President & Director, Scudder Mutual Funds, Inc. (investment company)**
                         Director, Scudder New Asia Fund, Inc. (investment company)**
                         President & Trustee, Scudder Securities Trust (investment company)*
                         Trustee, Scudder State Tax Free Trust (investment company)*
                         Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                         Director, The Brazil Fund, Inc. (until 7/94) (investment company)**

                                      -15-

                         Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                             (investment company)(o)
                         Chairman, Vice President & Director, Scudder Global Fund, Inc. (investment company)**
                         Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                             (broker/dealer)*
                         President & Director, Scudder Service Corporation (in-house transfer agent)*
                         Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                         President & Director, Scudder Precious Metals, Inc.(xxx)
                         Chairman & Director, Scudder Global Opportunities Funds (investment company)
                             Luxembourg
                         Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                         Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                         Director, Vice President & Assistant Secretary, Scudder Realty Holdings Corporation
                             (a real estate holding company)*
                         Director, Scudder Latin America Investment Trust PLC (investment company)@
                         Incorporator, Scudder Trust Company (a trust company)+++
                         Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                         Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                         Trustee, New England Aquarium, Boston, MA

Kathryn L. Quirk         Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Vice President, Scudder Fund, Inc. (investment company)**
                         Vice President, Scudder Institutional Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                             (investment company)**
                         Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                         Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                         Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                         Vice President & Assistant Secretary, Scudder Global Fund, Inc.(investment company)**
                         Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                             (investment company)(o)
                         Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                         Vice President & Assistant Secretary, The First Iberian Fund, Inc.
                            (investment company)**
                         Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                             (investment company)**
                         Vice President & Secretary, AARP Growth Trust (investment company)**
                         Vice President & Secretary, AARP Income Trust (investment company)**

                                      -16-


                          Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                          Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                          Vice President, Scudder GNMA Fund (investment company)*
                          Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                          Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                         Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                         Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                         Vice President & Assistant Secretary, Scudder Precious Metals, Inc.(xxx)

Cornelia M. Small        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Vice President, Scudder Global Fund, Inc. (investment company)**
                         Vice President, AARP Cash Investment Funds (investment company)**
                         Vice President, AARP Growth Trust (investment company)**
                         Vice President, AARP Income Trust (investment company)**
                         Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani        Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                             (investment adviser)**
                         Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                         Chairman & Director, The Argentina Fund, Inc. (investment company)**
                         Director, Scudder Realty Advisors, Inc. (realty investment adviser)(x)
                         Supervisory Director, Scudder Mortgage Fund (investment company)+
                         Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                         Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                         Chairman & Director, Scudder World Income Opportunities Fund, Inc. (investment company)**
                         Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                             & II (investment company)+
                         Director, The Brazil Fund, Inc. (investment company)**
                         Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                         President & Director, Scudder, Stevens & Clark Overseas Corporation(oo)
                         President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                         Director, IBJ Global Investment Management S.A. (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Vice President, Montgomery Street Income Securities, Inc. (investment company)(o)

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg


                                      -17-


         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

T. Rowe Price Associates, Inc. (T. Rowe Price)
----------------------------------------------

Listed below are the Directors of T. Rowe Price who have other substantial businesses, professions, vocations, or employment aside from that of Director of
T. Rowe Price:

                  James E. Halbkat, Jr., President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, South Carolina 29925.

                  Richard L. Menschel, limited partner of the Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

                  John W. Rosenblum, Dean of the Jepson School of Leadership Studies at the University of Richmond, and a Director of:
                  Cheaspeake Corporation, a manufacturer of paper products, Camdus Corp., a provider of printing and communication services, Comdial Corporation, a manufacturer of telephone systems for business, Cone Mills Corporation, a textiles producer, and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is University of Richmond, Virginia 23173.

                  Robert L. Strickland, Chairman of Loew's Companies, Inc., a retailer of specialty home supplies, and a Director of Hannaford Bros, Co., a food retailer. Mr. Strickland's address is 604 Piedmont Building, Winston-Salem, North Carolina 27104.

                  Phillip C. Walsh, Consultant to Cyprus Amax Minerals Company, Englewood, Colorado. Mr. Walsh's address is Pleasant Valley, Peapack, New Jersey 07977.

                  Ann Marie Whittemore, partner of the law firm of McGuire, Woods, Battle and Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation, the James River Corporation of Virginia, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Halbkat, Menschel, Rosenblum, Strickland, Walsh, and Mrs. Whittemore (listed above), all Directors of T. Rowe Price are employees of T. Rowe Price. Listed below are the additional Directors and the principal executive officer of T. Rowe Price:

                  James S. Riepe, M. David Testa, Henry H. Hopkins, Charles P. Smith, Peter Van Dyke, James A. C. Kennedy II, John H. Laporte, Jr., William T. Reynolds, Brian C. Rogers, George J. Collins

                  George A. Roche, Chairman of the Board and President of T. Rowe Price.

The address of each of the above individuals is 100 East Pratt Street, Baltimore, Maryland 21202.

ITEM  29.         PRINCIPAL UNDERWRITERS

(a) In addition to serving as the principal underwriter and investment adviser for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for

         Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna is the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna and Variable Life Account B (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I AICA (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b)      The following are the directors and principal officers of the
         Underwriter:

Name and Principal                  Positions and Offices                           Positions and Offices
Business Address*                   with Principal Underwriter                      with Registrant
-----------------                   --------------------------                      ---------------
Daniel P. Kearney                   Director and President

Timothy A. Holt                     Director, Senior Vice President and Chief
                                    Financial Officer

Christopher J. Burns                Director and Senior Vice President

J. Scott Fox                        Director and Senior Vice President

John Y. Kim                         Director and Senior Vice President

Shaun P. Mathews                    Director and Senior Vice President              Director

Glen Salow                          Director and Vice President

Kirk P. Wickman                     Vice President, General Counsel and Secretary

Deborah Koltenuk                    Vice President and Treasurer, Corporate
                                    Controller

Frederick D. Kelsven                Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

         (c)      Not applicable.

ITEM  30.    LOCATION OF ACCOUNTS AND RECORDS

As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aetna, maintain physical possession of each account, book or other documents at its principal place of business located at:
                              151 Farmington Avenue
                          Hartford, Connecticut 06156.

Shareholder records are maintained by the transfer agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116.

ITEM  31.    MANAGEMENT SERVICES

Not Applicable

ITEM  32.    UNDERTAKINGS

The Registrant undertakes that if requested by the holders of at least 50% of a Portfolio's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Insofar as indemnification for liability arising under the Securities Act of 1933 (1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to file a Post-Effective Amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the commencement of operations of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, Portfolio Partners, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Hartford and State of Connecticut on the 31st day of July, 1997.


                                          PORTFOLIO PARTNERS, INC.



                                         By: /s/Martin T.Conroy
                                                -----------------------------
                                                Martin T. Conroy
                                                Director, Vice President and
                                                Chief Financial Officer


Pursuant to the requirements of the Securities Act of 1933 this Registration Statement has been signed below by the following persons on July 31, 1997 in the capacities indicated.

SIGNATURE                              TITLE

/s/Martin T. Conroy                    Director, Vice President and
  -----------------------              Chief Financial Officer
   Martin T. Conroy

/s/Laurie M. Leblanc                   Director
  -----------------------
   Laurie M. Leblanc

/s/Shaun P. Mathews                    Director
  -----------------------
   Shaun P. Mathews

                            PORTFOLIO PARTNERS, INC.
                                  EXHIBIT INDEX

Exhibit No.                Exhibit                                                           Page
-----------                -------                                                           ----
EX-99.B1                   Articles of Incorporation                                         ____

EX-99.B2                   Bylaws                                                            ____

EX-99.B5(a)                Form of Investment Advisory Agreement between
                           Portfolio Partners, Inc. and Aetna                                ____

EX-99.B5(b)                Form of Subadvisory Agreement between Aetna and
                           Massachusetts Financial Services Company                          ____

EX-99.B5(c)                Form of Subadvisory Agreement between Aetna and
                           Scudder, Stevens & Clark, Inc.                                    ____

EX-99.B5(d)                Form of Subadvisory Agreement between Aetna and
                           T. Rowe Price Associates, Inc.                                    ____

EX-99.B6                   Form of Underwriting Agreement between the Registrant
                           and Aetna Life Insurance and Annuity Company                      ____

EX-99.B8                   Form of Custodian Agreement                                       ____

EX-99.B9(a)                Form of Administrative Services Agreement                         ____

EX-99.B9(b)                License Agreement between Aetna and T. Rowe Price
                           Associates, Inc.                                                  ____

EX-99.B-10                 Opinion and Consent of Counsel                                    ____

EX-99.B11(a)               Consent of Independent Auditors                                   *

EX-99.B11(b)               Form of Consents of Proposed Directors                            ____

EX-99.B-13                 Agreement re: Initial Contribution to Working Capital             ____

EX-99.B-16                 Schedule for Calculation of Performance Data                      *

EX-99.B19                  Powers of Attorney                                                *

27                         Financial Data Schedule                                           *


*To be filed by Amendment.